UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goldman Capital Management Inc.
Address:   320 Park Ave.
                 New York NY 10022

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title:   President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman   New York, NY   July 21, 2008

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  49
Form 13F Information Table Value Total:  180,516


Goldman Capital Management Inc.
Forn 13F-608


			                                 Value	Shares/	Sh/	Put/	Invstmt	Discretion      Voting Authority--------------------
Name of Issuer	                Title 	CUSIP	        (x$1000)	Prn Amt	Prn	Call		        Sole	Shared	None
 	                        Class	 	 	 		 	        Sole	Shared	None

Abaxis Inc	                COM	002567105	8614	357000	SH		357000			357000
Adm Tronics Unlim Inc	        COM	001004100	45	310000	SH		310000			310000
Advanced Photonix Inc-Cl A	COM	00754E107	599	350000	SH		350000			350000
American Medical Alert Corp	COM	027904101	1571	272240	SH		272240			272240
American Safety Insurance Hold	COM	G02995101	7634	530900	SH		530900			530900
Cadiz Inc New	                COM	12753207	6444	399727	SH		399727			399727
Columbia Laboratories Inc	COM	197779101	16155	4895323	SH		4895323			4895323
Digital Angel Corp	        COM	25383A101	383	504000	SH		504000			504000
Dot Hill Sys Corp	        COM	25848T109	11177	4417724	SH		4417724			4417724
Endocare Inc	                COM	29264P203	1560	312666	SH		312666			312666
Gametech International Inc	COM	36466D102	5676	1195000	SH		1195000			1195000
Gp Strategies Corp	        COM	36225V104	5327	530000	SH		530000			530000
Hi/Fn Inc	                COM	428358105	793	172000	SH		172000			172000
Hypercom Corp	                COM	44913M105	3964	901000	SH		901000			901000
Imageware Systems Inc.	        COM	452458108	612	900000	SH		900000			900000
Imergent Inc	                COM	45247Q100	20042	1692700	SH		1692700			1692700
Infosearch Media Inc	        COM	45677V108	66	2657500	SH		2657500			2657500
Lifetime Brands Inc	        COM	53222Q103	4776	586027	SH		586027			586027
Liquidmetal Technologies Inc	COM	53634X100	399	726000	SH		726000			726000
Mdc Partners Inc New Cl A Subo	COM	552697104	16133	2247000	SH		2247000			2247000
Medical Nutrition USA Inc	COM	58461X107	1899	651500	SH		651500			651500
Mosys Inc	                COM	619718109	12848	2616776	SH		2616776			2616776
Napco Security Systems Inc	COM	630402105	453	100000	SH		100000			100000
National Patent Development Co	COM	637132101	3067	1394000	SH		1394000			1394000
Nestor Inc New                 	COM	641074505	75	537000	SH		537000			537000
Nova Measuring Instruments Ltd	COM	M7516K103	1434	869000	SH		869000			869000
Organic To Go Food Corp	        COM	68618K106	270	250000	SH		250000			250000
Park City Group Inc New	        COM	700215304	1621	514619	SH		514619			514619
Penn Treaty American Corp New	COM	707874400	7206	1490500	SH		1490500			1490500
Photomedex Inc	                COM	719358103	5336	7410900	SH		7410900			7410900
Premd Inc	                COM	74047Y105	416	1188000	SH		1188000			1188000
Progressive Gaming Internation	COM	74332S102	1489	1191089	SH		1191089			1191089
Pure Bioscience          	COM	746218106	1346	339000	SH		339000			339000
Remedent Inc			COM	75954T104	95	70000	SH		70000			70000
Rewards Network Inc		COM	761557107	2240	545000	SH		545000			545000
Scolr Pharma Inc		COM	78402X107	1429	1429300	SH		1429300			1429300
Source Interlink Companies Inc	COM	836151209	360	163000	SH		163000			163000
Star Scientific Inc 		COM	85517P101	5000	4166800	SH		4166800			4166800
Tegal Corporation		COM	879008209	391	94458	SH		94458			94458
Thomas Group Inc		COM	884402108	1182	534800	SH		534800			534800
Trinity Biotech Plc New ADR	COM	896438306	5245	1358902	SH		1358902			1358902
Trintech Group Plc		COM	896682200	175	72907	SH		72907			72907
Ultimate Software Group Inc	COM	90385D107	1158	32500	SH		32500			32500
Unigene Laboratories Inc	COM	904753100	2648	1447000	SH		1447000			1447000
Universal Electronics Inc	COM	913483103	8193	392000	SH		392000			392000
Velocity Express Corp		COM	92257T608	75	110999	SH		110999			110999
Williams Controls Inc New	COM	969465608	545	43000	SH		43000			43000
World Fuel Services Corp	COM	981475106	2023	92197	SH		92197			92197
Zila Inc			COM	989513205	327	1090000	SH		1090000			1090000


Total			                                180516